STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

May 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 13.0%
Aerospace & Defense - .1%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	250,000		226,179
Airlines - .1%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	231,191		201,421
Delta Air Lines Pass Through Trust, Ser. 2019-1, Cl. AA	3.20	4/25/2024	250,000		244,064
				445,485
Automobiles & Components - .0%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	150,000		121,008
Banks - .8%
Bank of America Corp., Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	350,000	[a,b]	342,388
Barclays PLC, Sr. Unscd. Notes	7.33	11/2/2026	325,000		337,165
Citigroup, Inc., Sub. Notes	4.45	9/29/2027	240,000		230,753
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	100,000		101,474
Credit Suisse Group AG, Sr. Unscd. Notes	2.59	9/11/2025	175,000	[c]	165,140
Deutsche Bank AG, Sr. Unscd. Notes	2.55	1/7/2028	365,000		317,659
HSBC Holdings PLC, Sr. Unscd. Notes	4.76	6/9/2028	175,000		169,800
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	290,000	[b]	262,473
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	375,000		337,423
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	260,000		252,398
Nordea Bank Abp, Jr. Sub. Notes	6.63	3/26/2026	255,000	[b,c]	240,038
Societe Generale SA, Sub. Notes	6.22	6/15/2033	350,000	[c]	326,489
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	385,000		411,280
				3,494,480
Beverage Products - .1%
Anheuser-Busch Companies LLC/Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	300,000		285,186
Chemicals - .0%
Celanese US Holdings LLC, Gtd. Notes	5.90	7/5/2024	215,000		214,812
Consumer Discretionary - .1%
Warnermedia Holdings, Inc., Gtd. Notes	3.76	3/15/2027	325,000		304,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 13.0% (continued)
Consumer Discretionary - .1% (continued)
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	275,000	240,399
				545,079
Diversified Financials - .4%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	300,000	267,674
Aircastle Ltd., Sr. Unscd. Notes	2.85	1/26/2028	425,000	[c] 363,748
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	275,000	229,379
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	200,000	179,003
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	310,000	253,259
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	350,000	[c] 213,637
				1,506,700
Electronic Components - .1%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	275,000	245,231
Energy - .3%
Boardwalk Pipelines LP, Gtd. Notes	3.60	9/1/2032	175,000	149,340
BP Capital Markets America, Inc., Gtd. Notes	2.72	1/12/2032	295,000	251,653
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	200,000	170,602
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	125,000	127,497
Marathon Petroleum Corp., Sr. Unscd. Notes	3.80	4/1/2028	175,000	164,572
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	4.50	5/15/2030	200,000	189,217
TransCanada PipeLines Ltd., Sr. Unscd. Notes	2.50	10/12/2031	175,000	141,269
				1,194,150
Food Products - .1%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	300,000	236,601
Health Care - .3%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	285,000	258,806
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	150,000	148,711
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	80,000	80,009
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	360,000	333,198
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	300,000	300,517
				1,121,241
Information Technology - .1%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	275,000	235,735

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 13.0% (continued)
Insurance - .1%
MetLife, Inc., Jr. Sub. Bonds, Ser. G	3.85	9/15/2025	100,000	[a,b]	93,094
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	275,000		230,665
				323,759
Internet Software & Services - .2%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	350,000		308,816
eBay, Inc., Sr. Unscd. Notes	1.90	3/11/2025	300,000		283,717
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	380,000		321,801
				914,334
Media - .1%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	215,000		221,262
Metals & Mining - .1%
Glencore Funding LLC, Gtd. Notes	2.63	9/23/2031	225,000	[c]	181,289
Nucor Corp., Sr. Unscd. Notes	4.30	5/23/2027	125,000		122,684
				303,973
Municipal Securities - .1%
New York City, GO, Refunding, Ser. D	1.92	8/1/2031	175,000		142,608
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	255,000		254,000
				396,608
Real Estate - .2%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.95	3/15/2034	225,000		179,115
American Homes 4 Rent LP, Sr. Unscd. Notes	4.90	2/15/2029	135,000		129,952
Prologis LP, Sr. Unscd. Notes	2.25	1/15/2032	175,000		142,438
Prologis LP, Sr. Unscd. Notes	4.75	6/15/2033	100,000		97,864
Simon Property Group LP, Sr. Unscd. Notes	2.65	2/1/2032	200,000		162,668
				712,037
Retailing - .1%
McDonald's Corp., Sr. Unscd. Notes	4.60	9/9/2032	200,000	[a]	199,327
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	280,000		221,765
				421,092
Semiconductors & Semiconductor Equipment - .2%
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	175,000	[c]	141,400
Broadcom, Inc., Sr. Unscd. Notes	3.19	11/15/2036	300,000	[c]	224,690
Foundry JV Holdco LLC, Sr. Scd. Notes	5.88	1/25/2034	225,000	[c]	222,513
Microchip Technology, Inc., Sr. Unscd. Notes	0.97	2/15/2024	125,000		120,727
Microchip Technology, Inc., Sr. Unscd. Notes	0.98	9/1/2024	100,000		94,230

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 13.0% (continued)
Semiconductors & Semiconductor Equipment - .2% (continued)
NXP BV/NXP Funding LLC, Gtd. Notes	5.35	3/1/2026	210,000		210,139
				1,013,699
Technology Hardware & Equipment - .0%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	200,000	[c]	138,371
Telecommunication Services - .1%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	345,000		290,614
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	325,000		234,993
Verizon Communications, Inc., Sr. Unscd. Notes	3.40	3/22/2041	140,000		106,925
				632,532
Transportation - .1%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	250,000		243,306
U.S. Government Agencies Collateralized Municipal-Backed Securities - .0%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	257,109		216,413
U.S. Government Agencies Mortgage-Backed - 3.5%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050			272,634	[d]	206,672
2.00%, 8/1/2041-2/1/2052			1,821,936	[d]	1,488,629
2.50%, 12/1/2035-12/1/2051			2,399,172	[d]	2,114,632
3.00%, 1/1/2052			348,236	[d]	309,419
3.50%, 1/1/2052			327,177	[d]	300,841
4.00%, 1/1/2052			443,812	[d]	419,971
5.00%, 8/1/2049-11/1/2052			411,794	[d]	408,786
5.50%, 1/1/2053-4/1/2053			953,696	[d]	954,892
Federal National Mortgage Association:
1.50%, 1/1/2042			260,767	[d]	212,797
2.00%, 10/1/2050-1/1/2052			2,246,445	[d]	1,857,201
2.50%, 6/1/2051-11/1/2051			1,326,084	[d]	1,131,631
3.00%, 1/1/2035-1/1/2052			858,125	[d]	787,227
3.50%, 3/1/2052			577,884	[d]	531,935
4.00%, 4/1/2052-6/1/2052			721,083	[d]	682,030
4.50%, 3/1/2050-10/1/2052			715,902	[d]	696,628
5.00%, 6/1/2052			235,689	[d]	232,532
Government National Mortgage Association II:
2.00%, 8/20/2051-9/20/2051			409,218		335,164
2.50%, 5/20/2051			529,157		447,775
3.00%, 6/20/2050-11/20/2051			705,127		635,534
3.50%, 1/20/2052			264,186		245,180
4.00%, 2/20/2051-5/20/2051			282,673		264,341

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 13.0% (continued)
U.S. Government Agencies Mortgage-Backed - 3.5% (continued)
4.50%, 7/20/2052			414,890		403,610
				14,667,427
U.S. Treasury Securities - 5.7%
U.S. Treasury Bonds	1.88	11/15/2051	100,000		65,838
U.S. Treasury Bonds	2.25	2/15/2052	150,000		108,229
U.S. Treasury Bonds	3.00	8/15/2052	700,000		595,150
U.S. Treasury Bonds	3.63	2/15/2053	585,000		562,057
U.S. Treasury Bonds	3.88	2/15/2043	970,000		952,419
U.S. Treasury Bonds	4.00	11/15/2052	1,640,000		1,686,381
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	349,868	[e]	331,919
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	654,658	[e]	619,655
U.S. Treasury Notes	0.25	6/15/2024	250,000		237,668
U.S. Treasury Notes	0.50	8/31/2027	515,000		447,628
U.S. Treasury Notes	0.63	5/15/2030	375,000		304,951
U.S. Treasury Notes	0.75	12/31/2023	525,000		511,295
U.S. Treasury Notes	0.75	4/30/2026	100,000		91,002
U.S. Treasury Notes	0.88	1/31/2024	870,000	[a]	844,981
U.S. Treasury Notes	1.25	11/30/2026	320,000		291,887
U.S. Treasury Notes	1.50	2/15/2030	110,000		95,807
U.S. Treasury Notes	1.63	8/15/2029	865,000		766,133
U.S. Treasury Notes	1.75	12/31/2026	55,000		51,021
U.S. Treasury Notes	2.00	11/15/2026	395,000		370,058
U.S. Treasury Notes	2.25	12/31/2023	260,000	[a]	255,427
U.S. Treasury Notes	2.38	5/15/2027	1,280,000	[a]	1,209,325
U.S. Treasury Notes	2.50	3/31/2027	980,000		931,019
U.S. Treasury Notes	2.50	1/31/2024	185,000	[a]	181,689
U.S. Treasury Notes	2.50	5/31/2024	815,000		793,581
U.S. Treasury Notes	2.63	7/31/2029	505,000		473,990
U.S. Treasury Notes	2.63	1/31/2026	300,000		288,744
U.S. Treasury Notes	2.75	7/31/2027	145,000		138,710
U.S. Treasury Notes	2.75	8/15/2032	535,000		497,592
U.S. Treasury Notes	2.88	5/15/2032	460,000		432,831
U.S. Treasury Notes	2.88	4/30/2029	1,095,000		1,043,501
U.S. Treasury Notes	3.00	7/31/2024	200,000		195,422
U.S. Treasury Notes	3.13	11/15/2028	75,000		72,570
U.S. Treasury Notes	3.25	6/30/2027	100,000		97,596
U.S. Treasury Notes	3.25	6/30/2029	940,000		914,003
U.S. Treasury Notes	3.38	5/15/2033	670,000	[a]	655,710
U.S. Treasury Notes	3.50	1/31/2030	40,000		39,461

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 13.0% (continued)
U.S. Treasury Securities - 5.7% (continued)
U.S. Treasury Notes	3.50	1/31/2028	345,000		340,384
U.S. Treasury Notes	3.50	2/15/2033	555,000		548,496
U.S. Treasury Notes	3.63	3/31/2030	720,000		716,400
U.S. Treasury Notes	3.75	5/31/2030	145,000		145,453
U.S. Treasury Notes	3.88	1/15/2026	1,050,000		1,042,761
U.S. Treasury Notes	3.88	12/31/2027	1,035,000		1,036,759
U.S. Treasury Notes	4.00	2/29/2028	175,000		176,569
U.S. Treasury Notes	4.13	11/15/2032	895,000		928,353
U.S. Treasury Notes	4.25	12/31/2024	1,050,000		1,042,515
U.S. Treasury Notes	4.50	11/15/2025	200,000		201,332
U.S. Treasury Notes	4.63	2/28/2025	690,000		690,472
				24,024,744
Total Bonds and Notes (cost $57,997,029)			54,101,444
Description			Shares		Value ($)
Common Stocks - 31.0%
Advertising - .1%
Omnicom Group, Inc.			1,615		142,427
The Interpublic Group of Companies, Inc.			3,330		123,843
				266,270
Aerospace & Defense - .5%
Howmet Aerospace, Inc.			2,805		119,914
L3Harris Technologies, Inc.			454		79,868
Lockheed Martin Corp.			1,035		459,550
Northrop Grumman Corp.			562		244,745
Raytheon Technologies Corp.			5,027		463,188
The Boeing Company			2,235	[f]	459,739
TransDigm Group, Inc.			269	[f]	208,112
				2,035,116
Agriculture - .2%
Altria Group, Inc.			5,261		233,694
Archer-Daniels-Midland Co.			1,675		118,339
Philip Morris International, Inc.			6,614		595,326
				947,359
Airlines - .1%
American Airlines Group, Inc.			6,820	[f]	100,800
Delta Air Lines, Inc.			4,300	[f]	156,219
				257,019
Automobiles & Components - .6%
Aptiv PLC			674	[f]	59,366
BorgWarner, Inc.			2,830		125,454
Ford Motor Co.			21,775		261,300
General Motors Co.			5,665		183,603

Description	Shares	Value ($)
Common Stocks - 31.0% (continued)
Automobiles & Components - .6% (continued)
Tesla, Inc.	8,864	[f] 1,807,636
		2,437,359
Banks - 1.0%
Bank of America Corp.	33,858	940,914
Citigroup, Inc.	5,316	235,605
Citizens Financial Group, Inc.	4,435	114,334
Comerica, Inc.	2,300	83,030
Huntington Bancshares, Inc.	9,280	95,677
JPMorgan Chase & Co.	10,404	1,411,927
M&T Bank Corp.	821	97,830
Regions Financial Corp.	10,080	174,082
The PNC Financial Services Group, Inc.	1,567	181,506
Truist Financial Corp.	3,353	102,166
U.S. Bancorp	4,530	135,447
Wells Fargo & Co.	12,344	491,415
Zions Bancorp NA	1,955	53,352
		4,117,285
Beverage Products - .6%
Constellation Brands, Inc., Cl. A	205	49,809
CVS Health Corp.	4,337	295,046
Molson Coors Beverage Co., Cl. B	1,840	113,804
Monster Beverage Corp.	6,048	[f] 354,534
PepsiCo, Inc.	5,203	948,767
The Coca-Cola Company	13,183	786,498
		2,548,458
Building Materials - ..1%
Carrier Global Corp.	4,240	173,416
Johnson Controls International PLC	3,182	189,965
Trane Technologies PLC	1,272	207,629
		571,010
Chemicals - .5%
Air Products & Chemicals, Inc.	673	181,131
Albemarle Corp.	641	124,053
Celanese Corp.	756	78,639
Dow, Inc.	2,730	133,169
DuPont de Nemours, Inc.	1,830	122,958
Eastman Chemical Co.	1,785	137,606
Ecolab, Inc.	312	51,496
FMC Corp.	695	72,336
International Flavors & Fragrances, Inc.	875	67,629
Linde PLC	1,835	648,966
LyondellBasell Industries NV, Cl. A	1,445	123,605

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 31.0% (continued)
Chemicals - .5% (continued)
PPG Industries, Inc.	721	94,660
The Mosaic Company	1,075	34,357
The Sherwin-Williams Company	759	172,885
Vulcan Materials Co.	548	107,134
		2,150,624
Commercial & Professional Services - .3%
Automatic Data Processing, Inc.	1,844	385,378
Cintas Corp.	455	214,824
CoStar Group, Inc.	730	[f] 57,962
Equifax, Inc.	741	154,587
S&P Global, Inc.	1,736	637,858
		1,450,609
Consumer Discretionary - .5%
Carnival Corp.	7,455	[f] 83,720
Chipotle Mexican Grill, Inc.	112	[f] 232,567
D.R. Horton, Inc.	1,885	201,393
Darden Restaurants, Inc.	1,026	162,642
Hilton Worldwide Holdings, Inc.	1,111	151,229
Lennar Corp., Cl. A	1,475	158,002
Marriott International, Inc., Cl. A	1,160	194,636
MGM Resorts International	2,730	107,262
Royal Caribbean Cruises Ltd.	905	[f] 73,278
Starbucks Corp.	4,268	416,728
Whirlpool Corp.	646	83,521
Yum! Brands, Inc.	1,012	130,234
		1,995,212
Consumer Durables & Apparel - .2%
NIKE, Inc., Cl. B	4,841	509,564
Tapestry, Inc.	3,700	148,074
		657,638
Consumer Staples - .4%
Church & Dwight Co., Inc.	1,145	105,855
Colgate-Palmolive Co.	3,080	229,090
The Estee Lauder Companies, Inc., Cl. A	855	157,346
The Procter & Gamble Company	8,871	1,264,117
		1,756,408
Diversified Financials - 1.4%
American Express Co.	3,582	567,962
BlackRock, Inc.	555	364,940
Capital One Financial Corp.	1,485	154,752
CME Group, Inc.	732	130,845
Discover Financial Services	1,739	178,665
Intercontinental Exchange, Inc.	1,633	173,016

Description	Shares		Value ($)
Common Stocks - 31.0% (continued)
Diversified Financials - 1.4% (continued)
Invesco Ltd.	7,075		101,738
Mastercard, Inc., Cl. A	3,004		1,096,520
Moody's Corp.	675		213,894
Morgan Stanley	5,530		452,133
Northern Trust Corp.	1,141		82,061
State Street Corp.	1,985		135,020
The Charles Schwab Corp.	6,000		316,140
The Goldman Sachs Group, Inc.	1,352		437,913
Visa, Inc., Cl. A	6,310		1,394,699
		5,800,298
Electronic Components - .5%
AMETEK, Inc.	1,235		179,161
Amphenol Corp., Cl. A	2,721		205,299
Emerson Electric Co.	2,685		208,571
Fastenal Co.	3,065		165,050
Fortive Corp.	685		44,600
Generac Holdings, Inc.	274	[f]	29,844
Honeywell International, Inc.	2,390		457,924
PACCAR, Inc.	3,442		236,741
Quanta Services, Inc.	1,592		282,707
TE Connectivity Ltd.	1,378		168,777
United Rentals, Inc.	542		180,914
		2,159,588
Energy - 1.3%
Baker Hughes Co.	3,415		93,059
Chevron Corp.	5,426		817,264
ConocoPhillips	6,110		606,723
Coterra Energy, Inc.	3,295		76,609
Devon Energy Corp.	1,420		65,462
Diamondback Energy, Inc.	1,550		197,082
Enphase Energy, Inc.	470	[f]	81,724
EOG Resources, Inc.	3,688		395,686
Exxon Mobil Corp.	13,675		1,397,311
Halliburton Co.	4,010		114,886
Hess Corp.	1,685		213,439
Kinder Morgan, Inc.	5,102		82,193
Marathon Oil Corp.	8,210		181,934
Marathon Petroleum Corp.	1,585		166,282
Occidental Petroleum Corp.	2,750		158,565
ONEOK, Inc.	1,930		109,354
Phillips 66	1,441		132,010
Pioneer Natural Resources Co.	571		113,880
Schlumberger NV	6,165		264,047
SolarEdge Technologies, Inc.	207	[f]	58,960

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 31.0% (continued)
Energy - 1.3% (continued)
The Williams Companies, Inc.	1,775		50,871
Valero Energy Corp.	1,086		116,245
		5,493,586
Environmental Control - .0%
Waste Management, Inc.	1,115		180,541
Food & Staples Retailing - .5%
Costco Wholesale Corp.	1,496		765,294
Sysco Corp.	1,765		123,462
The Kroger Company	3,210		145,509
Walgreens Boots Alliance, Inc.	1,050		31,888
Walmart, Inc.	6,109		897,229
		1,963,382
Food Products - .3%
General Mills, Inc.	3,390		285,302
Lamb Weston Holdings, Inc.	1,085		120,652
Mondelez International, Inc., Cl. A	5,285		387,972
The Hershey Company	673		174,778
The J.M. Smucker Company	922		135,156
The Kraft Heinz Company	4,245		162,244
Tyson Foods, Inc., Cl. A	1,070		54,185
		1,320,289
Health Care - 4.2%
Abbott Laboratories	6,330		645,660
AbbVie, Inc.	6,503		897,154
Agilent Technologies, Inc.	2,609		301,783
Amgen, Inc.	2,269		500,655
Baxter International, Inc.	1,010		41,127
Becton, Dickinson and Co.	994		240,309
Biogen, Inc.	735	[f]	217,861
Boston Scientific Corp.	5,840	[f]	300,643
Bristol-Myers Squibb Co.	7,583		488,649
Cardinal Health, Inc.	2,520		207,396
Catalent, Inc.	710	[f]	26,433
Centene Corp.	2,030	[f]	126,692
Corteva, Inc.	2,493		133,351
Danaher Corp.	3,264		749,480
Dentsply Sirona, Inc.	1,745		63,029
DexCom, Inc.	1,100	[f]	128,986
Edwards Lifesciences Corp.	1,701	[f]	143,275
Elevance Health, Inc.	836		374,378
Eli Lilly & Co.	2,732		1,173,285
GE HealthCare Technologies, Inc.	1,615		128,409
Gilead Sciences, Inc.	4,135		318,147
HCA Healthcare, Inc.	1,032		272,644

Description	Shares		Value ($)
Common Stocks - 31.0% (continued)
Health Care - 4.2% (continued)
Hologic, Inc.	1,090	[f]	85,990
Humana, Inc.	501		251,437
IDEXX Laboratories, Inc.	587	[f]	272,820
Illumina, Inc.	371	[f]	72,957
Intuitive Surgical, Inc.	1,316	[f]	405,117
Johnson & Johnson	10,970		1,701,008
Laboratory Corp. of America Holdings	573		121,780
McKesson Corp.	524		204,800
Medtronic PLC	3,408		282,046
Merck & Co., Inc.	8,791		970,614
Moderna, Inc.	1,243	[f]	158,744
Pfizer, Inc.	24,686		938,562
Quest Diagnostics, Inc.	711		94,314
Regeneron Pharmaceuticals, Inc.	408	[f]	300,108
ResMed, Inc.	547		115,302
Steris PLC	559		111,783
Stryker Corp.	1,438		396,284
The Cigna Group	1,221		302,088
The Cooper Companies, Inc.	196		72,820
Thermo Fisher Scientific, Inc.	1,811		920,821
UnitedHealth Group, Inc.	3,554		1,731,651
Vertex Pharmaceuticals, Inc.	894	[f]	289,272
Zoetis, Inc.	2,188		356,666
		17,636,330
Household & Personal Products - .1%
Kimberly-Clark Corp.	2,124		285,211
Industrial - .8%
3M Co.	1,508		140,711
Caterpillar, Inc.	1,778		365,823
Copart, Inc.	2,203	[f]	192,961
Deere & Co.	1,194		413,100
Dover Corp.	998		133,063
Eaton Corp. PLC	1,626		286,013
General Electric Co.	5,041		511,813
Huntington Ingalls Industries, Inc.	298		60,011
Illinois Tool Works, Inc.	272		59,495
Ingersoll Rand, Inc.	2,380		134,851
Otis Worldwide Corp.	1,294		102,886
Parker-Hannifin Corp.	660		211,490
Rockwell Automation, Inc.	696		193,906
Snap-on, Inc.	691		171,962
Teledyne Technologies, Inc.	187	[f]	72,678
Textron, Inc.	1,495		92,496

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 31.0% (continued)
Industrial - .8% (continued)
Wabtec Corp.	855		79,199
		3,222,458
Information Technology - 3.6%
Activision Blizzard, Inc.	2,530	[f]	202,906
Adobe, Inc.	1,718	[f]	717,763
Autodesk, Inc.	800	[f]	159,512
Cadence Design Systems, Inc.	1,956	[f]	451,660
Cognizant Technology Solutions Corp., Cl. A	2,205		137,790
eBay, Inc.	2,567		109,200
Electronic Arts, Inc.	688		88,064
Fidelity National Information Services, Inc.	2,205		120,327
Fiserv, Inc.	2,427	[f]	272,285
International Business Machines Corp.	2,912		374,454
Intuit, Inc.	1,192		499,591
Microsoft Corp.	28,045		9,209,698
MSCI, Inc.	452		212,680
Oracle Corp.	5,928		628,012
Paychex, Inc.	1,685		176,807
PayPal Holdings, Inc.	2,666	[f]	165,265
Roper Technologies, Inc.	283		128,544
Salesforce, Inc.	3,667	[f]	819,134
ServiceNow, Inc.	633	[f]	344,846
Synopsys, Inc.	446	[f]	202,912
		15,021,450
Insurance - 1.1%
Aflac, Inc.	3,275		210,288
American International Group, Inc.	4,230		223,471
Aon PLC, Cl. A	1,033		318,464
Berkshire Hathaway, Inc., Cl. B	6,394	[f]	2,052,986
Chubb Ltd.	1,085		201,593
Cincinnati Financial Corp.	1,075		103,737
Marsh & McLennan Cos., Inc.	1,500		259,770
Prudential Financial, Inc.	2,335		183,741
The Allstate Corp.	1,546		167,664
The Progressive Corp.	4,338		554,874
The Travelers Companies, Inc.	1,223		206,981
Willis Towers Watson PLC	595		130,216
		4,613,785
Internet Software & Services - 2.9%
Alphabet, Inc., Cl. A	21,275	[f]	2,614,059
Alphabet, Inc., Cl. C	22,755	[f]	2,807,284

Description	Shares		Value ($)
Common Stocks - 31.0% (continued)
Internet Software & Services - 2.9% (continued)
Amazon.com, Inc.	31,600	[f]	3,810,328
Booking Holdings, Inc.	134	[f]	336,175
Etsy, Inc.	933	[f]	75,620
Meta Platforms, Inc., Cl. A	8,149	[f]	2,157,203
Verisign, Inc.	751	[f]	167,713
		11,968,382
Materials - .0%
Amcor PLC	2,765		26,655
Ball Corp.	1,430		73,159
WestRock Co.	2,625		73,526
		173,340
Media - .5%
Charter Communications, Inc., Cl. A	365	[f]	119,045
Comcast Corp., Cl. A	16,831		662,300
Fox Corp., Cl. A	1,795		56,004
Live Nation Entertainment, Inc.	1,050	[f]	83,937
Netflix, Inc.	1,772	[f]	700,348
News Corporation, Cl. A	5,740		105,099
The Walt Disney Company	6,673	[f]	586,957
		2,313,690
Metals & Mining - .1%
Freeport-McMoRan, Inc.	4,920		168,953
Newmont Corp.	3,180		128,949
Nucor Corp.	984		129,947
		427,849
Real Estate - .8%
American Tower Corp.	1,115	[g]	205,651
AvalonBay Communities, Inc.	578	[g]	100,560
Boston Properties, Inc.	1,190	[g]	57,917
CBRE Group, Inc., Cl. A	1,780	[f]	133,358
Crown Castle, Inc.	1,163	[g]	131,663
Equinix, Inc.	321	[g]	239,322
Equity Residential	1,085	[g]	65,968
Essex Property Trust, Inc.	324	[g]	70,003
Extra Space Storage, Inc.	696	[g]	100,412
Federal Realty Investment Trust	1,140	[g]	100,548
Invitation Homes, Inc.	2,650	[g]	89,782
Iron Mountain, Inc.	2,700	[g]	144,234
Prologis, Inc.	3,248	[g]	404,538
Public Storage	1,155	[g]	327,211
Realty Income Corp.	1,490	[g]	88,566
Regency Centers Corp.	1,970	[g]	110,852
SBA Communications Corp.	249	[g]	55,223
Simon Property Group, Inc.	1,917	[g]	201,573

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 31.0% (continued)
Real Estate - .8% (continued)
UDR, Inc.	3,160	[g]	125,357
Ventas, Inc.	1,360	[g]	58,670
VICI Properties, Inc.	4,960	[g]	153,413
Welltower, Inc.	1,950	[g]	145,489
Weyerhaeuser Co.	1,725	[g]	49,438
		3,159,748
Retailing - 1.0%
AutoZone, Inc.	111	[f]	264,939
Best Buy Co., Inc.	723		52,540
Dollar General Corp.	828		166,503
Dollar Tree, Inc.	998	[f]	134,610
Lowe's Cos., Inc.	2,480		498,802
McDonald's Corp.	2,512		716,196
O'Reilly Automotive, Inc.	296	[f]	267,380
Ross Stores, Inc.	518		53,675
Target Corp.	1,857		243,137
The Home Depot, Inc.	3,684		1,044,230
The TJX Companies, Inc.	3,967		304,626
Tractor Supply Co.	840		176,056
Ulta Beauty, Inc.	210	[f]	86,064
		4,008,758
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc.	6,166	[f]	728,883
Analog Devices, Inc.	2,120		376,703
Applied Materials, Inc.	3,367		448,821
Broadcom, Inc.	1,583		1,279,001
Intel Corp.	15,953		501,562
KLA Corp.	775		343,317
Lam Research Corp.	480		296,016
Microchip Technology, Inc.	2,416		181,828
Micron Technology, Inc.	3,150		214,830
Monolithic Power Systems, Inc.	122		59,769
NVIDIA Corp.	9,896		3,744,053
NXP Semiconductors NV	431		77,192
Teradyne, Inc.	275		27,552
Texas Instruments, Inc.	2,974		517,119
		8,796,646
Technology Hardware & Equipment - 3.0%
Accenture PLC, Cl. A	3,162		967,319
Apple, Inc.	56,568		10,026,678
Corning, Inc.	3,035		93,508
DXC Technology Co.	1,895	[f]	47,432
F5, Inc.	460	[f]	67,887
Fortinet, Inc.	4,585	[f]	313,293

Description	Shares		Value ($)
Common Stocks - 31.0% (continued)
Technology Hardware & Equipment - 3.0% (continued)
HP, Inc.	3,861		112,201
Juniper Networks, Inc.	4,840		146,991
Keysight Technologies, Inc.	1,201	[f]	194,322
Motorola Solutions, Inc.	156		43,980
Qualcomm, Inc.	4,034		457,496
Seagate Technology Holdings PLC	1,105		66,410
Western Digital Corp.	1,735	[f]	67,197
Zebra Technologies Corp., Cl. A	196	[f]	51,464
		12,656,178
Telecommunication Services - .5%
Arista Networks, Inc.	1,360	[f]	226,222
AT&T, Inc.	25,755		405,126
Cisco Systems, Inc.	11,125		552,579
T-Mobile US, Inc.	2,315	[f]	317,734
Verizon Communications, Inc.	16,573		590,496
		2,092,157
Transportation - .4%
CSX Corp.	5,163		158,349
FedEx Corp.	1,009		219,942
Norfolk Southern Corp.	1,441		299,987
Union Pacific Corp.	3,079		592,769
United Parcel Service, Inc., Cl. B	2,610		435,870
		1,706,917
Utilities - .8%
Ameren Corp.	1,710		138,630
American Electric Power Co., Inc.	2,228		185,191
American Water Works Co., Inc.	1,384		199,919
CenterPoint Energy, Inc.	5,215		147,115
CMS Energy Corp.	1,515		87,840
Consolidated Edison, Inc.	3,385		315,820
Constellation Energy Corp.	1,678		140,986
Dominion Energy, Inc.	3,080		154,862
DTE Energy Co.	1,045		112,442
Duke Energy Corp.	1,580		141,078
Edison International	3,135		211,675
Entergy Corp.	961		94,370
Evergy, Inc.	2,870		166,029
Exelon Corp.	6,025		238,891
FirstEnergy Corp.	4,190		156,664
NextEra Energy, Inc.	7,527		552,933
NiSource, Inc.	3,490		93,846
Public Service Enterprise Group, Inc.	2,960		176,860
The AES Corp.	2,175		42,934

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 31.0% (continued)
Utilities - .8% (continued)
The Southern Company		1,950		136,012
			3,494,097
Total Common Stocks (cost $67,541,580)		129,685,047
	Preferred Dividend Yield (%)
Preferred Stocks - .1%
Telecommunication Services - .1%
AT&T, Inc., Ser. A (cost $375,000)	5.00	15,000		332,850
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 56.0%
Registered Investment Companies - 56.0%
BNY Mellon Corporate Bond Fund, Cl. M		1,587,528	[h]	18,415,319
BNY Mellon Developed Markets Real Estate Securities Fund, CI. Y		1,246,316	[h]	8,998,402
BNY Mellon Emerging Markets Fund, Cl. M		2,024,158	[h]	19,128,295
BNY Mellon Floating Rate Income Fund, Cl. Y		1,153,496	[h]	12,423,149
BNY Mellon High Yield Fund, Cl. I		2,224,585	[h]	11,456,612
BNY Mellon Income Stock Fund, Cl. M		4,643,349	[h]	33,014,211
BNY Mellon Intermediate Bond Fund, Cl. M		2,177,184	[h]	25,451,286
BNY Mellon International Equity Fund, Cl. Y		1,091,079	[h]	22,410,763
BNY Mellon International Fund, Cl. M		20,170	[h]	267,454
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M		1,516,663	[h]	24,433,443
BNY Mellon Research Growth Fund Inc, Cl. Y		481,247	[h]	7,199,457
BNY Mellon Select Managers Small Cap Growth Fund, Cl. Y		241,259	[h]	4,967,530
BNY Mellon Select Managers Small Cap Value Fund, Cl. Y		493,011	[h]	9,283,396
BNY Mellon Short-Term U.S. Government Securities Fund, Cl. M		1,940,492	[h]	21,015,527
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M		703,373	[h]	12,808,422

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 56.0% (continued)
Registered Investment Companies - 56.0% (continued)
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	5.19	3,073,421	[h] 3,073,421
Total Investment Companies (cost $237,789,771)		234,346,687

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $853,080)	5.19	853,080	[h] 853,080
Total Investments (cost $364,556,460)		100.3%	419,319,108
Liabilities, Less Cash and Receivables		(0.3%)	(1,075,659)
Net Assets		100.0%	418,243,449

GO—General Obligation

a Security, or portion thereof, on loan. At May 31, 2023, the value of the fund’s securities on loan was $3,718,364 and the value of the collateral was $3,821,278, consisting of cash collateral of $853,080 and U.S. Government & Agency securities valued at $2,968,198. In addition, the value of collateral may include pending sales that are also on loan.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, these securities were valued at $2,217,315 or .53% of net assets.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing security.

g Investment in real estate investment trust within the United States.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	14,796,252	-	14,796,252
Equity Securities - Common Stocks	129,685,047	-	-	129,685,047
Equity Securities - Preferred Stocks	332,850	-	-	332,850
Investment Companies	235,199,767	-	-	235,199,767
Municipal Securities	-	396,608	-	396,608
Rights	-	-	398	398
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	216,413	-	216,413
U.S. Government Agencies Mortgage-Backed	-	14,667,427	-	14,667,427
U.S. Treasury Securities	-	24,024,744	-	24,024,744

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust's Board of Trustees (the "Board") has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2023, accumulated net unrealized appreciation on investments was $54,763,046, consisting of $71,204,164 gross unrealized appreciation and $16,441,118 gross unrealized depreciation

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.